Segments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Segments (Details) [Line Items]
Intangible assets amortization			$ 733
Intangible assets		$ 1,222
Goodwill	$ 19,788
GFHI Acquisitions [Member]
Segments (Details) [Line Items]
Intangible assets amortization	733	2,931		$ 1,466
Intangible assets	11,440	19,292
Goodwill		19,788
Deferred tax liability		3,728
Micronet [Member]
Segments (Details) [Line Items]
Intangible assets amortization		$ 103	$ 103	$ 206
Deferred tax liability	$ 2,974